Share-based Payments - Additional Information (Details) $ in Thousands				12 Months Ended
		Jun. 30, 2025 shares	Feb. 05, 2025 Option	Dec. 31, 2025 MXN ($) shares Option	Dec. 31, 2024 MXN ($) Option	Dec. 31, 2023 MXN ($) Option shares	Jan. 29, 2024 shares	Dec. 31, 2022 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				116,735,138		28,050,087	84,150,261
Vesting percentage				25.00%
Vesting installment date				Jan. 01, 2026
Shared-based payment | $	[1]			$ 2,930,222	$ 523,143	$ 384,566
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested | Option				93,333
Number of share options | Option				1,032,667	585,000
Number of options granted | Option				541,000	585,000
Vesting period				1 year
Secondary Offering
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised and cancelled | Option			2,710,912
Common Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual term				23 years	24 years	25 years
Shared-based payment | $				$ 2,930,222	$ 523,143	$ 384,566
Common Options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options				30,824,335
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | Option				6,920,977	7,444,974	7,444,974		7,064,982
Number of options granted | Option						379,992
Weighted average remaining contractual term				25 years	26 years	27 years
Exit options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options				6,920,977
2004 Option Plan | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				45,000,000
Stock options fully vested				28,986,153
Number of share options				37,745,312
2024 Post-IPO Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | Option				4,090,000	1,310,000
Number of options granted | Option				2,860,000	1,310,000
Shared-based payment | $				$ 218,885	$ 27,171
2024 Post-IPO Equity Incentive Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				846,000
Number of options granted				1,126,000
Vesting percentage				100.00%
Vesting period				3 years
2024 Post-IPO Equity Incentive Plan | RSU Vesting 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				305,000
2024 Post-IPO Equity Incentive Plan | RSU Vesting 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				541,000
2024 Post-IPO Equity Incentive Plan | RSU Vesting After 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				280,000
2024 Post-IPO Equity Incentive Plan | Class A Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				347,500
Number of share options				4,090,000
Vesting period of share options				4 years
Vesting percentage				25.00%
Liquidity Event Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested		625,000
Vesting percentage				8.33%
Liquidity Event Share Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options fully vested				1,875,000
Number of share options				5,625,000
Number of options granted				7,500,000
Liquidity Event Share Plan | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				7,500,000

[1]	See Note 22.